SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical) - shares	2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants	300,000	115,442,343	80,820,623
North American Nickel [Member]
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants	113,905,935	7,667,707
North American Nickel [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants	85,616,075